Schedule of accounts receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 689,996	$ 1,903,277
Allowance for credit losses	(16,468)	(22,336)	$ (39,383)
Total accounts receivable, net	$ 673,528	$ 1,880,941